Significant Accounting Policies (Details Textual)	12 Months Ended
Dec. 31, 2018
Significant Accounting Policies (Textual)
Description of translated exchange rate	The financial statements as of December 31, 2018 and for the year then ended have been translated into U.S. dollars using the exchange rate of the U.S. dollar as of December 31, 2018 (U.S. $1.00 = NIS 3.748). The translation was made solely for convenience purposes.